Costs and expenses by nature (Tables)	6 Months Ended
Jun. 30, 2019
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Summary of Cost of Sales
23.1.	Cost of sales

	2019	2018 Restated	2019	2018 Restated
	Jan-Jun	Jan-Jun	Apr-Jun	Apr-Jun
Raw material, products for resale, materials and third-party services	(10,182)	(10,942)	(4,347)	(5,605)
Depreciation, depletion and amortization	(6,155)	(5,900)	(3,015)	(2,830)
Production taxes	(5,003)	(5,507)	(2,605)	(3,033)
Employee compensation	(1,673)	(1,813)	(833)	(879)

Total	(23,013)	(24,162)	(10,800)	(12,347)

Summary of Selling Expenses
23.2.	Selling expenses

	2019	2018 Restated	2019	2018 Restated
	Jan-Jun	Jan-Jun	Apr-Jun	Apr-Jun
Materials, third-party services, rent and other related costs	(1,426)	(1,576)	(740)	(761)
Depreciation, depletion and amortization	(278)	(92)	(142)	(35)
Allowance for expected credit losses	(27)	(388)	2	(258)
Employee compensation	(107)	(105)	(55)	(52)

Total	(1,838)	(2,161)	(935)	(1,106)

Summary of General and Administrative Expenses
23.3.	General and administrative expenses

	2019	2018 Restated	2019	2018 Restated
	Jan-Jun	Jan-Jun	Apr-Jun	Apr-Jun
Employee compensation	(728)	(747)	(359)	(366)
Materials, third-party services, freight, rent and other related costs	(306)	(354)	(153)	(170)
Depreciation, depletion and amortization	(89)	(58)	(47)	(21)

Total	(1,123)	(1,159)	(559)	(557)